Stock-Based Compensation - Stock option awards granted to employees was estimated at the date of grant using the Black-Scholes option-pricing (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividend yield	0.00%
Maximum [Member]
Fair value of common stock	6.45%	7.28%	3.53%	3.27%
Expected term (years)	6 years 3 months 10 days	6 years 3 months 10 days	6 years 1 month 9 days	6 years 1 month 9 days
Volatility	75.19%	75.19%	74.34%	59.39%
Risk-free rate	1.16%	1.21%	1.66%	1.98%
Minimum [Member]
Fair value of common stock	5.06%	5.06%	2.96%	2.90%
Expected term (years)	5 years	5 years	5 years	5 years
Volatility	62.33%	62.33%	61.12%	58.49%
Risk-free rate	0.50%	0.50%	0.21%	1.72%